Events after the balance sheet date	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Events after the balance sheet date	36. Events after the balance sheet date On 21 January 2026, a £350m share buyback programme in order to return capital to shareholders was announced. The programme commenced on 21 January 2026.